Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.51425%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,324,174.91

Principal:
Principal Collections	$18,081,984.70
Prepayments in Full	$7,910,300.57
Liquidation Proceeds	$407,268.22
Recoveries	$20,151.35
Sub Total	$26,419,704.84
Collections	$28,743,879.75

Purchase Amounts:
Purchase Amounts Related to Principal	$36,280.73
Purchase Amounts Related to Interest	$333.06
Sub Total	$36,613.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,780,493.54

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,780,493.54
Servicing Fee	$739,133.82	$739,133.82	$0.00	$0.00	$28,041,359.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,041,359.72
Interest - Class A-2a Notes	$559,356.98	$559,356.98	$0.00	$0.00	$27,482,002.74
Interest - Class A-2b Notes	$161,253.78	$161,253.78	$0.00	$0.00	$27,320,748.96
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$26,464,848.96
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$26,174,788.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,174,788.63
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$26,081,890.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,081,890.80
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$26,017,337.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,017,337.47
Regular Principal Payment	$32,799,723.35	$26,017,337.47	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$28,780,493.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,017,337.47
Total					$26,017,337.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,079,380.81	$69.38	$559,356.98	$2.03	$19,638,737.79	$71.41
Class A-2b Notes	$6,937,956.66	$69.38	$161,253.78	$1.61	$7,099,210.44	$70.99
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$26,017,337.47	$24.72	$2,024,022.25	$1.92	$28,041,359.72	$26.64

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$226,766,343.76	0.8246049	$207,686,962.95	0.7552253
Class A-2b Notes	$82,460,488.65	0.8246049	$75,522,531.99	0.7552253
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$781,836,832.41	0.7427602	$755,819,494.94	0.7180432

Pool Information
Weighted Average APR	3.260%	3.249%
Weighted Average Remaining Term	51.46	50.60
Number of Receivables Outstanding	35,037	34,522
Pool Balance	$886,960,581.77	$860,251,518.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$804,070,006.05	$780,362,034.15
Pool Factor	0.7636345	0.7406392

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$79,889,484.77
Targeted Overcollateralization Amount	$111,214,409.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,432,023.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$273,228.63
(Recoveries)		13	$20,151.35
Net Loss for Current Collection Period			$253,077.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3424%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4168%
Second Prior Collection Period			0.4873%
Prior Collection Period			0.2377%
Current Collection Period			0.3476%
Four Month Average (Current and Prior Three Collection Periods)			0.3724%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		580	$2,074,615.79
(Cumulative Recoveries)			$112,216.70
Cumulative Net Loss for All Collection Periods			$1,962,399.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1690%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,576.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,383.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.75%	230	$6,434,497.22
61-90 Days Delinquent	0.10%	28	$884,363.94
91-120 Days Delinquent	0.01%	4	$46,162.20
Over 120 Days Delinquent	0.01%	3	$90,859.01
Total Delinquent Receivables	0.87%	265	$7,455,882.37

Repossession Inventory:
Repossessed in the Current Collection Period		14	$480,100.74
Total Repossessed Inventory		23	$856,172.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0758%
Prior Collection Period			0.0942%
Current Collection Period			0.1014%
Three Month Average			0.0904%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1187%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer